Subsequent Event (Details) - USD ($)			1 Months Ended			12 Months Ended
	Jan. 16, 2018	Dec. 31, 2016	Feb. 23, 2018	Jan. 31, 2018	Oct. 31, 2017	Dec. 31, 2017	Dec. 31, 2017
Subsequent Event (Details) [Line Items]
Partners' Capital Account, Units, Sale of Units (in Shares)					2,631,579	3,191,231
Proceeds from Issuance of Common Limited Partners Units						$ 61,200,000	$ 57,014,432
Distribution Made to Limited Partner, Cash Distributions Paid		$ 0					$ 1,458,398
Distribution Made to Limited Partner, Distributions Paid, Per Unit (in Dollars per share)							$ 0.598357
Subsequent Event [Member]
Subsequent Event (Details) [Line Items]
Distribution Made to Limited Partner, Cash Distributions Paid			$ 400,000	$ 300,000
Distribution Made to Limited Partner, Distributions Paid, Per Unit (in Dollars per share)			$ 0.107397	$ 0.107397
Subsequent Event [Member] | Best-Efforts Offering [Member]
Subsequent Event (Details) [Line Items]
Partners' Capital Account, Units, Sale of Units (in Shares)			200,000	200,000
Proceeds from Issuance of Common Limited Partners Units			$ 4,000,000	$ 4,200,000
Proceeds, Net of Selling Commissions and Marketing Expenses, from Issuance of Common Limited Partners Units			$ 3,700,000	$ 4,000,000
Subsequent Event [Member] | Bakken Assets [Member]
Subsequent Event (Details) [Line Items]
Business Combination, Consideration Transferred	$ 87,500,000
Related Party Transaction, Due from (to) Related Party	7,000,000
Subsequent Event [Member] | Unsecured Debt [Member]
Subsequent Event (Details) [Line Items]
Debt Instrument, Face Amount	$ 25,000,000
Debt Instrument, Maturity Date	Jan. 15, 2019
Subsequent Event [Member] | Unsecured Debt [Member] | London Interbank Offered Rate (LIBOR) [Member]
Subsequent Event (Details) [Line Items]
Debt Instrument, Basis Spread on Variable Rate	2.00%